Common Stock - Common Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Issuance of common stock (in shares)	6,459,500	900,000
Issuance of common shares to cash		$ 9,000
Issuance of common shares to services	$ 64,596
Price Per Unit	$ 0.01	$ .01
Shares owned of Blue Water Bar & Grill, N.V.	30
Par value of Blue Water Bar & Grill, N.V.	$ 100
Ownership	100.00%